INTANGIBLE ASSETS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) a
Intangible Assets 1	$ 278,872
Intangible Assets 2 | a	26,017
Intangible Assets 3	$ 451,608
Intangible Assets 4	451,299
Intangible Assets 5	181,685
Intangible Assets 6	$ 181,685